Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Net (loss) income	$ (127,711)	$ (220,839)	$ 16,253
Net loss from discontinued operations	0	0	(258)
Net (loss) income from continuing operations	(127,711)	(220,839)	15,995
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	63,433	52,728	19,561
Amortization of deferred charges	1,345	1,562	685
(Gain) loss on sale of assets and amortization of deferred gains	(300)	10,788	0
Loss on sale of marketable securities	203	0	0
Impairment loss on vessels	(985)	(152,597)	0
Restricted stock unit expense (gain)	86	(10)	242
Bargain purchase gain arising on consolidation	0	(78,876)	0
Equity results of associated companies	381	433	0
Impairment of associated companies	2,142	4,600	0
Gain on purchase of associated companies	(24)	0	0
Amortization of favorable charter party contracts	27,277	23,714	0
Amortization of unfavorable charter party contracts	(674)	(1,399)	0
Amortization of other fair value adjustments, net, arising on the Merger	9,434	6,479	0
Mark to market (gain) loss on derivatives	(3,363)	2,429	0
Provision for onerous contracts	(2,370)	2,370	0
Provision for doubtful debts	(199)	(512)	0
Provision for uncollectible receivables	1,800	4,729	0
Impairment loss on marketable securities	10,050	23,323	0
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable, net	(5,323)	(5,039)	528
Related party balances,net	1,883	(5,080)	622
Other receivables	5,255	(3,321)	(2,487)
Inventories	(2,797)	7,705	(11,514)
Voyages in progress	(2,308)	(367)	(1,322)
Prepaid expenses and accrued income	(837)	11,627	(323)
Other long term assets	(5,365)	0	0
Trade accounts payables	348	(5,445)	1,862
Accrued expenses	(11)	(6,597)	1,096
Other current liabilities	2,715	6,647	(339)
Other long term liabilities	494	(97)	0
Cash provided by operating activities of discontinued operations	0	0	258
Net cash (used in) provided by operating activities	(23,053)	(14,827)	24,864
Investing activities
Changes in restricted cash	(5,240)	4,052	(3,924)
Dividends from associated companies	256	88	0
Purchase of investment in associated companies	(754)	0	0
Purchase of marketable securities	0	(32,159)	0
Additions to newbuildings	(267,341)	(518,989)	(357,402)
Refund of newbuilding installments	0	40,148	0
Cash acquired upon purchase of SPC's	0	108,645	68,560
Cash acquired upon merger with Former Golden Ocean		129,084	0
Purchase of vessels and equipment	(194)	(24)	(24,085)
Proceeds from sale of vessels	97,837	381,723	0
Proceeds from the sale of marketable securities	125	0	0
Net cash provided by (used in) by investing activities	(175,311)	112,568	(316,851)
Financing activities
Proceeds from long-term debt	142,200	215,975	270,000
Repayment of long-term debt	(22,219)	(244,338)	(1,500)
Repayment of capital leases	(15,749)	(5,157)	0
Debt fees paid	(898)	(3,825)	(3,555)
Net proceeds from share issuance	205,355	0	0
Distributions to shareholders	0	0	(28,987)
Net cash provided by (used in) financing activities	308,689	(37,345)	235,958
Net change in cash and cash equivalents	110,325	60,396	(56,029)
Cash and cash equivalents at beginning of year	102,617	42,221	98,250
Cash and cash equivalents at end of year	212,942	102,617	42,221
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	38,075	26,358	5,848
Income taxes paid	$ 0	$ 266	$ 0